Contents of Significant Accounts - Details of Distribution (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 37,587,102	$ 45,017,096
Cash dividends	$ 2.85	$ 3
Legal Reserve [Member]
Disclosure of equity [Line Items]
Appropriation of earnings	$ 4,738,237	$ 6,255,736
Special Reserve [member]
Disclosure of equity [Line Items]
Appropriation of earnings	0	(2,734,057)
Cash dividends [member]
Disclosure of equity [Line Items]
Appropriation of earnings, Cash dividends	$ 35,787,598	$ 37,587,102